Summary of Significant Accounting Policies (Details) - USD ($)				9 Months Ended	12 Months Ended
	Jan. 06, 2023	Jul. 14, 2022	Jul. 22, 2021	Dec. 31, 2021	Dec. 31, 2022
Summary of Significant Accounting Policies
Cash				$ 240,706	$ 175,788
Investments held in the Trust Account				$ 80,002,777	9,835,409
Federal Depository Insurance Coverage					$ 250,000
Temporary equity, shares outstanding				8,000,000	953,033
Unrecognized tax benefits					$ 0
Unrecognized tax benefits accrued for interest and penalties				$ 0
Provision for income taxes					$ 0
Anti-dilutive securities attributable to warrants (in shares)					9,400,000
Offering costs				125,039
Subsequent measurement of ordinary shares subject to redemption			$ 6,793,210
Number of shares issued					2,000,000
Cash withdrawn from Trust Account in connection with redemption					$ 70,573,278
Funds deposited in trust account				80,000,000	188,700
Subsequent Event
Summary of Significant Accounting Policies
Redemption of ordinary shares	96,991
Cash withdrawn from Trust Account in connection with redemption	$ 1,004,600
Additional Paid-in Capital
Summary of Significant Accounting Policies
Offering costs				125,039
Subsequent measurement of ordinary shares subject to redemption			5,371,731
Accumulated Deficit
Summary of Significant Accounting Policies
Offering costs				0
Subsequent measurement of ordinary shares subject to redemption			$ 1,421,479		308,687
Ordinary Shares Subject To Possible Redemption
Summary of Significant Accounting Policies
Offering costs				$ 1,933,210
Redemption of ordinary shares		7,046,967
Cash withdrawn from Trust Account in connection with redemption		$ 70,573,278
Funds deposited in trust account					188,700
Interest income on trust deposits					119,987
Interest generating deposits in trust account					$ 100,000
Ordinary Shares Subject To Possible Redemption | Subsequent Event
Summary of Significant Accounting Policies
Redemption of ordinary shares	96,991
Cash withdrawn from Trust Account in connection with redemption	$ 1,004,600
Redemption price per share	$ 10.36
Founder shares
Summary of Significant Accounting Policies
Number of shares issued					2,000,000